Income Taxes (Tables)	12 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Provision for income taxes for continuing operations (in thousands)
	2020	2019	2018
Current:
Federal	$952	227	865
State	280	92	304
	1,232	319	1,169
Deferred	(1,142)	311	(4,091)

Total	$90	630	(2,922)

Income tax reconciliation at statutory Federal income tax rate (in thousands)
	2020	2019	2018
Amount computed at statutory
Federal rate	$75	474	532
State income taxes (net of Federal
income tax benefit)	14	146	131
Excess tax benefits from stock option exercises	—	—	(170)
Gain on rate change due to Tax Cut and Jobs
Act of 2017	—	—	(3,444)
Other, net	1	10	29
Provision for income taxes	$90	630	(2,922)

Deferred tax assets and liabilities (in thousands)
	2020	2019
Deferred tax liabilities:
Property and equipment	$6,303	7,178
Prepaid expenses	520	624
Gross deferred tax liabilities	6,823	7,802
Deferred tax assets:
Insurance liabilities	711	599
Employee benefits and other	1,024	966
Gross deferred tax assets	1,735	1,565
Net deferred tax liability	$5,088	6,237